Expense Example - Class ACS - DWS New York Tax-Free Income Fund	Dec. 01, 2020 USD ($)
Class A
Expense Example:
1 Year	$ 352
3 Years	547
5 Years	757
10 Years	1,363
Class C
Expense Example:
1 Year	256
3 Years	523
5 Years	916
10 Years	2,014
INST Class
Expense Example:
1 Year	54
3 Years	213
5 Years	386
10 Years	888
Class S
Expense Example:
1 Year	54
3 Years	218
5 Years	395
10 Years	$ 910